Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB GLOBAL RISK ALLOCATION FUND, INC.
Entity Central Index Key	0000069752
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000027570
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Advisor Class
Trading Symbol	CBSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBSYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBSYX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.12%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
05/14	$10,000	$10,000	$10,000
11/14	$10,126	$10,045	$10,022
11/15	$9,897	$9,972	$9,825
11/16	$10,235	$10,287	$10,149
11/17	$11,517	$12,720	$11,829
11/18	$11,105	$12,737	$11,718
11/19	$12,023	$14,588	$13,171
11/20	$13,187	$16,706	$14,844
11/21	$14,991	$20,345	$16,509
11/22	$14,318	$18,136	$14,353
11/23	$14,183	$20,490	$15,588
05/24	$15,151	$23,963	$17,002

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	6.83%	9.08%	5.58%	4.24%
Advisor Class (with sales charge)	6.83%	9.08%	5.58%	4.24%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	9.07%	14.80%	7.04%	5.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 175,391,926
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 533,337
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$175,391,926
# of Portfolio Holdings	454
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$533,337

Holdings [Text Block]

Sector Allocation

Value	Value
Inflation-Linked Securities	31.8%
Short-Term Investments	20.3%
Governments - Treasuries	17.4%
Funds and Investment Trusts	15.1%
Financials	1.9%
Health Care	1.2%
Industrials	1.2%
Consumer Staples	1.0%
Materials	0.9%
Utilities	0.9%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Others	1.9%
Securities Lending Collateral	0.2%
Other assets less liabilities	4.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$30,520,576	17.4%
Vanguard S&P 500 ETF	$22,011,440	12.5%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$18,417,026	10.5%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$6,900,487	3.9%
VanEck JPMorgan EM Local Currency Bond ETF	$2,376,985	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,128,060	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,147,585	0.7%
State Street SecLending Cash Collateral	$366,822	0.2%
Novo Nordisk A/S - Class B	$347,933	0.2%
ASML Holding NV	$257,371	0.2%
Total	$84,474,285	48.2%

Material Fund Change [Text Block]
C000027567
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class A
Trading Symbol	CABNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABNX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABNX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.38%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
05/14	$9,575	$10,000	$10,000
11/14	$9,680	$10,045	$10,022
11/15	$9,432	$9,972	$9,825
11/16	$9,735	$10,287	$10,149
11/17	$10,923	$12,720	$11,829
11/18	$10,507	$12,737	$11,718
11/19	$11,346	$14,588	$13,171
11/20	$12,412	$16,706	$14,844
11/21	$14,081	$20,345	$16,509
11/22	$13,407	$18,136	$14,353
11/23	$13,247	$20,490	$15,588
05/24	$14,137	$23,963	$17,002

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A (without sales charge)	6.72%	8.80%	5.33%	3.97%
Class A (with sales charge)	2.18%	4.15%	4.41%	3.52%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	9.07%	14.80%	7.04%	5.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 175,391,926
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 533,337
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$175,391,926
# of Portfolio Holdings	454
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$533,337

Holdings [Text Block]

Sector Allocation

Value	Value
Inflation-Linked Securities	31.8%
Short-Term Investments	20.3%
Governments - Treasuries	17.4%
Funds and Investment Trusts	15.1%
Financials	1.9%
Health Care	1.2%
Industrials	1.2%
Consumer Staples	1.0%
Materials	0.9%
Utilities	0.9%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Others	1.9%
Securities Lending Collateral	0.2%
Other assets less liabilities	4.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$30,520,576	17.4%
Vanguard S&P 500 ETF	$22,011,440	12.5%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$18,417,026	10.5%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$6,900,487	3.9%
VanEck JPMorgan EM Local Currency Bond ETF	$2,376,985	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,128,060	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,147,585	0.7%
State Street SecLending Cash Collateral	$366,822	0.2%
Novo Nordisk A/S - Class B	$347,933	0.2%
ASML Holding NV	$257,371	0.2%
Total	$84,474,285	48.2%

Material Fund Change [Text Block]
C000027569
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class C
Trading Symbol	CBACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBACX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBACX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.14%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.14%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
05/14	$10,000	$10,000	$10,000
11/14	$10,075	$10,045	$10,022
11/15	$9,745	$9,972	$9,825
11/16	$9,981	$10,287	$10,149
11/17	$11,113	$12,720	$11,829
11/18	$10,613	$12,737	$11,718
11/19	$11,373	$14,588	$13,171
11/20	$12,348	$16,706	$14,844
11/21	$13,899	$20,345	$16,509
11/22	$13,139	$18,136	$14,353
11/23	$12,890	$20,490	$15,588
05/24	$13,698	$23,963	$17,002

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class C (without sales charge)	6.26%	7.94%	4.53%	3.20%
Class C (with sales charge)	5.26%	6.94%	4.53%	3.20%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	9.07%	14.80%	7.04%	5.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 175,391,926
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 533,337
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$175,391,926
# of Portfolio Holdings	454
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$533,337

Holdings [Text Block]

Sector Allocation

Value	Value
Inflation-Linked Securities	31.8%
Short-Term Investments	20.3%
Governments - Treasuries	17.4%
Funds and Investment Trusts	15.1%
Financials	1.9%
Health Care	1.2%
Industrials	1.2%
Consumer Staples	1.0%
Materials	0.9%
Utilities	0.9%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Others	1.9%
Securities Lending Collateral	0.2%
Other assets less liabilities	4.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$30,520,576	17.4%
Vanguard S&P 500 ETF	$22,011,440	12.5%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$18,417,026	10.5%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$6,900,487	3.9%
VanEck JPMorgan EM Local Currency Bond ETF	$2,376,985	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,128,060	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,147,585	0.7%
State Street SecLending Cash Collateral	$366,822	0.2%
Novo Nordisk A/S - Class B	$347,933	0.2%
ASML Holding NV	$257,371	0.2%
Total	$84,474,285	48.2%

Material Fund Change [Text Block]
C000027573
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class I
Trading Symbol	CABIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABIX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI World Index	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
05/14	$10,000	$10,000	$10,000
11/14	$10,126	$10,045	$10,022
11/15	$9,911	$9,972	$9,825
11/16	$10,277	$10,287	$10,149
11/17	$11,572	$12,720	$11,829
11/18	$11,165	$12,737	$11,718
11/19	$12,089	$14,588	$13,171
11/20	$13,263	$16,706	$14,844
11/21	$15,090	$20,345	$16,509
11/22	$14,416	$18,136	$14,353
11/23	$14,281	$20,490	$15,588
05/24	$15,263	$23,963	$17,002

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class I (without sales charge)	6.88%	9.07%	5.62%	4.32%
Class I (with sales charge)	6.88%	9.07%	5.62%	4.32%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	9.07%	14.80%	7.04%	5.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 175,391,926
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 533,337
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$175,391,926
# of Portfolio Holdings	454
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$533,337

Holdings [Text Block]

Sector Allocation

Value	Value
Inflation-Linked Securities	31.8%
Short-Term Investments	20.3%
Governments - Treasuries	17.4%
Funds and Investment Trusts	15.1%
Financials	1.9%
Health Care	1.2%
Industrials	1.2%
Consumer Staples	1.0%
Materials	0.9%
Utilities	0.9%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Others	1.9%
Securities Lending Collateral	0.2%
Other assets less liabilities	4.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$30,520,576	17.4%
Vanguard S&P 500 ETF	$22,011,440	12.5%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$18,417,026	10.5%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$6,900,487	3.9%
VanEck JPMorgan EM Local Currency Bond ETF	$2,376,985	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,128,060	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,147,585	0.7%
State Street SecLending Cash Collateral	$366,822	0.2%
Novo Nordisk A/S - Class B	$347,933	0.2%
ASML Holding NV	$257,371	0.2%
Total	$84,474,285	48.2%

Material Fund Change [Text Block]